Cover	May 01, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	001-39592
Entity Registrant Name	Kronos Bio, Inc.
Entity Central Index Key	0001741830
Entity Tax Identification Number	82-1895605
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Binney Street
Entity Address, Address Line Two	2nd Floor East
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(650)
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	KRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1300 So. El Camino Real
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402